Restructuring (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Summary of Restructuring Activities

The Company accrues the retention bonus monthly on a straight-line basis through the retention period. See below for all activity during the six months ended June 30, 2016:

(Dollars in thousands)	Severance Accrual	Retention Bonus Accrual	Total
December 31, 2015 Balance	—	—	—
Restructuring in February, 2016	$1,217	$—	1,217
Accruals for retention bonus	—	854	854
Payments	(520)	(243)	(763)

June 30, 2016 Balance	$697	$611	$1,308